Credit Agreement - Narrative (Details) - USD ($) $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 16, 2021	Mar. 31, 2021	Feb. 12, 2021	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2021	Nov. 30, 2020	Oct. 27, 2020	May 06, 2020	Apr. 23, 2019	Aug. 15, 2018
Debt Instrument [Line Items]
Embedded derivative	$ 17,800										$ 5,600
Loss on settlement of debt						$ (16,852)	$ 0
Line of credit non current outstanding		$ 400,000			$ 400,000
Quarterly repayments			$ 4,600					$ 3,100
Percentage of net cash proceeds above a threshold amount								100.00%
Percentage of annual excess cash flow above a threshold amount								50.00%
Percentage of net cash proceeds of certain other debt incurrences								100.00%
Debt instrument, Covenant description								The Credit Agreement contains customary affirmative and negative covenants, including covenants limiting the ability of AppLovin and its restricted subsidiaries to, among other things, incur debt, grant liens, undergo certain fundamental business changes, make investments, pay-out dividends to third parties, dispose of assets, and enter into transactions with affiliates, in each case, subject to limitations and exceptions set forth in the Credit Agreement
Debt instrument, Debt default, Description of event of default								The Credit Agreement also contains customary events of default that include, among other things, certain payment defaults, cross defaults to other indebtedness, covenant defaults, change of control defaults, judgment defaults, and bankruptcy and insolvency defaults. If an event of default exists, the lenders may require the immediate payment of all obligations under the Credit Agreement and may exercise certain other rights and remedies provided for under the Credit Agreement, the other loan documents and applicable law
Debt instrument, Covenant compliance								the Company was in compliance with all of the covenants
Unaccreted discount and debt issuance costs								$ (39,452)
Change in fair value recognized in earnings	$ 1,100			$ 0		$ 7,600	$ 0
Minimum [Member]
Debt Instrument [Line Items]
Extinguishment of debt, Amount								$ 10,000
Annual Excess Cash Flow Above A Threshold Amount Step Down Event One [Member]
Debt Instrument [Line Items]
Annual excess cash flow above a threshold amount, Step down percentage								25.00%
Annual Excess Cash Flow Above A Threshold Amount Step Down Event Two [Member]
Debt Instrument [Line Items]
Annual excess cash flow above a threshold amount, Step down percentage								0.00%
Less than or equal to 3.50 to 1.00 | Annual Excess Cash Flow Above A Threshold Amount Step Down Event Two [Member]
Debt Instrument [Line Items]
Net leverage ratio								3.50
Less than or equal to 4.00 to 1.00 | Annual Excess Cash Flow Above A Threshold Amount Step Down Event One [Member]
Debt Instrument [Line Items]
Consolidated first lien secured debt to consolidated EBITDA, Ratio								4.00
Greater than 3.50 to 1.00 | Annual Excess Cash Flow Above A Threshold Amount Step Down Event One [Member]
Debt Instrument [Line Items]
Consolidated first lien secured debt to consolidated EBITDA, Ratio								3.50
Net Cash Proceeds Above A Threshold Amount Step Down Event One [Member]
Debt Instrument [Line Items]
Net cash proceeds above a threshold amount, Step down percentage								50.00%
Net Cash Proceeds Above A Threshold Amount Step Down Event One [Member] | Less than or equal to 3.50 to 1.00
Debt Instrument [Line Items]
Consolidated first lien secured debt to consolidated EBITDA, Ratio								3.50
Net Cash Proceeds Above A Threshold Amount Step Down Event One [Member] | Greater than 2.50 to 1.00
Debt Instrument [Line Items]
Consolidated first lien secured debt to consolidated EBITDA, Ratio								2.50
Net Cash Proceeds Above A Threshold Amount Step Down Event Two [Member]
Debt Instrument [Line Items]
Net cash proceeds above a threshold amount, Step down percentage								0.00%
Net Cash Proceeds Above A Threshold Amount Step Down Event Two [Member] | Greater than 2.50 to 1.00
Debt Instrument [Line Items]
Consolidated first lien secured debt to consolidated EBITDA, Ratio								2.50
Fifth Amendment Term Loan [Member]
Debt Instrument [Line Items]
New term loan			597,800
Debt issuance costs			3,500
Third party debt issuance costs that were expensed immediately					2,900
Debt issuance costs, gross			$ 600
Percentage change of present value of cash flow between the original and modified debt			10.00%
Loss on settlement of debt					16,900
Fifth Amendment Term Loan [Member] | Contingent Interest Adjustment Feature [Member]
Debt Instrument [Line Items]
Embedded derivative			$ 5,600
Third Amendment Term Loans [Member]
Debt Instrument [Line Items]
New term loan														$ 300,000
Repayment of long term debt			298,200
Debt instrument, Periodic payment, Principal percentage								0.25%
Amended Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument increase in the credit facility		600,000			600,000							$ 150,000	$ 50,000
Lender commitment under the line of credit			10,000										$ 540,000			$ 50,000
Proceeds from long term line of credit facility		250,000
Line of credit facility, Expiration date								Feb. 15, 2025
Amended Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, Interest rate, Stated percentage								1.50%
Amended Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, Interest rate, Stated percentage								2.50%
Amended Revolving Credit Facility [Member] | Affiliate Of KKR Denali [Member]
Debt Instrument [Line Items]
Proceeds from long term line of credit facility		250,000
Line of credit facility maximum borrowing capacity		$ 600,000			$ 600,000						$ 600,000
Decrease in the variable interest rate margin	0.25%							0.25%
Additional Decrease In The Variable Interest Rate Margin								0.25%
Fifth Amendment Term Loan And Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt issuance costs paid to related party			$ 800					$ 1,500	$ 2,000	$ 6,500
Closing Term Loans [Member]
Debt Instrument [Line Items]
New term loan															$ 400,000	$ 820,000
Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, Maturity date								Aug. 15, 2025
Unaccreted discount and debt issuance costs								$ 53,100
Interest Expense, Debt								$ 58,800	$ 65,900
Term Loans And Amended Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, Interest rate terms								The Term Loans and the Revolving Credit Loans bear interest due on a quarterly basis
Term Loans And Amended Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, Interest rate, Stated percentage								2.50%
Term Loans And Amended Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, Interest rate, Stated percentage								3.50%
Term Loans And Amended Revolving Credit Facility [Member] | Federal Funds Rate [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, Basis spread on variable rate								0.50%
Term Loans And Amended Revolving Credit Facility [Member] | LIBOR Rate [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, Basis spread on variable rate								1.00%